Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 136,619	$ 106,244	$ 42,066	$ 34,448
Impairment loss